TAXES ON INCOME (Schedule of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current taxes	$ 334	$ 513	$ 341
Deferred taxes expense (benefit)	420	97	(236)
Taxes in respect of previous years	122	0	0
Write off of prepaid and withholding taxes	875	1,066	1,536
Change in expense associated with tax positions for current year	100	500	0
Income tax expense	$ 1,851	$ 2,176	$ 1,641